Distribution Date:	04/17/23	BBCMS Mortgage Trust 2018-C2
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C2
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	4		Daniel Vinson	(212) 412-4000

Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 310-9821
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	24	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Directing Certificateholder	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05491UAY4	3.396000%	12,775,374.00	584,707.50	372,870.12	1,654.72	0.00	0.00	374,524.84	211,837.38	30.43%	30.00%
A-2	05491UAZ1	3.502000%	10,398,254.00	10,398,254.00	0.00	30,345.57	0.00	0.00	30,345.57	10,398,254.00	30.43%	30.00%
A-SB	05491UBA5	4.236000%	34,314,800.00	34,314,800.00	0.00	121,131.24	0.00	0.00	121,131.24	34,314,800.00	30.43%	30.00%
A-3	05491UBB3	4.052000%	30,154,934.00	30,154,934.00	0.00	101,823.16	0.00	0.00	101,823.16	30,154,934.00	30.43%	30.00%
A-4	05491UBC1	4.047000%	160,133,098.00	160,133,098.00	0.00	540,048.87	0.00	0.00	540,048.87	160,133,098.00	30.43%	30.00%
A-5	05491UBD9	4.314000%	376,521,028.00	376,521,028.00	0.00	1,353,593.10	0.00	0.00	1,353,593.10	376,521,028.00	30.43%	30.00%
A-S	05491UBG2	4.624000%	84,726,087.00	84,726,087.00	0.00	326,477.86	0.00	0.00	326,477.86	84,726,087.00	20.79%	20.50%
B	05491UBH0	4.909037%	40,133,410.00	40,133,410.00	0.00	164,180.32	0.00	0.00	164,180.32	40,133,410.00	16.23%	16.00%
C	05491UBJ6	5.133037%	39,018,593.00	39,018,593.00	0.00	166,903.22	0.00	0.00	166,903.22	39,018,593.00	11.79%	11.63%
D	05491UAG3	3.000000%	24,525,973.00	24,525,973.00	0.00	61,314.93	0.00	0.00	61,314.93	24,525,973.00	9.00%	8.88%
E	05491UAJ7	3.000000%	18,951,888.00	18,951,888.00	0.00	47,379.72	0.00	0.00	47,379.72	18,951,888.00	6.85%	6.75%
F	05491UAL2	3.000000%	20,066,705.00	20,066,705.00	0.00	50,166.76	0.00	0.00	50,166.76	20,066,705.00	4.56%	4.50%
G	05491UAN8	3.000000%	8,918,535.00	8,918,535.00	0.00	22,296.34	0.00	0.00	22,296.34	8,918,535.00	3.55%	3.50%
H-RR	05491UAQ1	5.133037%	7,803,719.00	7,803,719.00	0.00	33,380.65	0.00	0.00	33,380.65	7,803,719.00	2.66%	2.63%
J-RR*	05491UAS7	5.133037%	23,411,156.00	23,411,156.00	0.00	92,509.78	0.00	0.00	92,509.78	23,411,156.00	0.00%	0.00%
S	05491UAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05491UAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			891,853,554.00	879,662,887.50	372,870.12	3,113,206.24	0.00	0.00	3,486,076.36	879,290,017.38

X-A	05491UBE7	0.920837%	624,297,488.00	612,106,821.50	0.00	469,708.98	0.00	0.00	469,708.98	611,733,951.38
X-B	05491UBF4	0.318033%	163,878,090.00	163,878,090.00	0.00	43,432.14	0.00	0.00	43,432.14	163,878,090.00
X-D	05491UAA6	2.133037%	43,477,861.00	43,477,861.00	0.00	77,283.23	0.00	0.00	77,283.23	43,477,861.00
X-F	05491UAC2	2.133037%	20,066,705.00	20,066,705.00	0.00	35,669.18	0.00	0.00	35,669.18	20,066,705.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05491UAE8	2.133037%	8,918,535.00	8,918,535.00	0.00	15,852.97	0.00	0.00	15,852.97	8,918,535.00
Notional SubTotal			860,638,679.00	848,448,012.50	0.00	641,946.50	0.00	0.00	641,946.50	848,075,142.38

Deal Distribution Total					372,870.12	3,755,152.74	0.00	0.00	4,128,022.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05491UAY4	45.76832741	29.18663047	0.12952419	0.00000000	0.00000000	0.00000000	0.00000000	29.31615466	16.58169694
A-2	05491UAZ1	1,000.00000000	0.00000000	2.91833321	0.00000000	0.00000000	0.00000000	0.00000000	2.91833321	1,000.00000000
A-SB	05491UBA5	1,000.00000000	0.00000000	3.52999988	0.00000000	0.00000000	0.00000000	0.00000000	3.52999988	1,000.00000000
A-3	05491UBB3	1,000.00000000	0.00000000	3.37666665	0.00000000	0.00000000	0.00000000	0.00000000	3.37666665	1,000.00000000
A-4	05491UBC1	1,000.00000000	0.00000000	3.37249998	0.00000000	0.00000000	0.00000000	0.00000000	3.37249998	1,000.00000000
A-5	05491UBD9	1,000.00000000	0.00000000	3.59500001	0.00000000	0.00000000	0.00000000	0.00000000	3.59500001	1,000.00000000
A-S	05491UBG2	1,000.00000000	0.00000000	3.85333339	0.00000000	0.00000000	0.00000000	0.00000000	3.85333339	1,000.00000000
B	05491UBH0	1,000.00000000	0.00000000	4.09086395	0.00000000	0.00000000	0.00000000	0.00000000	4.09086395	1,000.00000000
C	05491UBJ6	1,000.00000000	0.00000000	4.27753046	0.00000000	0.00000000	0.00000000	0.00000000	4.27753046	1,000.00000000
D	05491UAG3	1,000.00000000	0.00000000	2.49999990	0.00000000	0.00000000	0.00000000	0.00000000	2.49999990	1,000.00000000
E	05491UAJ7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	05491UAL2	1,000.00000000	0.00000000	2.49999988	0.00000000	0.00000000	0.00000000	0.00000000	2.49999988	1,000.00000000
G	05491UAN8	1,000.00000000	0.00000000	2.50000028	0.00000000	0.00000000	0.00000000	0.00000000	2.50000028	1,000.00000000
H-RR	05491UAQ1	1,000.00000000	0.00000000	4.27753101	0.00000000	0.00000000	0.00000000	0.00000000	4.27753101	1,000.00000000
J-RR	05491UAS7	1,000.00000000	0.00000000	3.95152550	0.32600526	0.74166308	0.00000000	0.00000000	3.95152550	1,000.00000000
S	05491UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05491UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05491UBE7	980.47298486	0.00000000	0.75238006	0.00000000	0.00000000	0.00000000	0.00000000	0.75238006	979.87572133
X-B	05491UBF4	1,000.00000000	0.00000000	0.26502713	0.00000000	0.00000000	0.00000000	0.00000000	0.26502713	1,000.00000000
X-D	05491UAA6	1,000.00000000	0.00000000	1.77753064	0.00000000	0.00000000	0.00000000	0.00000000	1.77753064	1,000.00000000
X-F	05491UAC2	1,000.00000000	0.00000000	1.77753049	0.00000000	0.00000000	0.00000000	0.00000000	1.77753049	1,000.00000000
X-G	05491UAE8	1,000.00000000	0.00000000	1.77753073	0.00000000	0.00000000	0.00000000	0.00000000	1.77753073	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/23 - 03/30/23	30	0.00	1,654.72	0.00	1,654.72	0.00	0.00	0.00	1,654.72	0.00
A-2	03/01/23 - 03/30/23	30	0.00	30,345.57	0.00	30,345.57	0.00	0.00	0.00	30,345.57	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	121,131.24	0.00	121,131.24	0.00	0.00	0.00	121,131.24	0.00
A-3	03/01/23 - 03/30/23	30	0.00	101,823.16	0.00	101,823.16	0.00	0.00	0.00	101,823.16	0.00
A-4	03/01/23 - 03/30/23	30	0.00	540,048.87	0.00	540,048.87	0.00	0.00	0.00	540,048.87	0.00
A-5	03/01/23 - 03/30/23	30	0.00	1,353,593.10	0.00	1,353,593.10	0.00	0.00	0.00	1,353,593.10	0.00
X-A	03/01/23 - 03/30/23	30	0.00	469,708.98	0.00	469,708.98	0.00	0.00	0.00	469,708.98	0.00
X-B	03/01/23 - 03/30/23	30	0.00	43,432.14	0.00	43,432.14	0.00	0.00	0.00	43,432.14	0.00
X-D	03/01/23 - 03/30/23	30	0.00	77,283.23	0.00	77,283.23	0.00	0.00	0.00	77,283.23	0.00
X-F	03/01/23 - 03/30/23	30	0.00	35,669.18	0.00	35,669.18	0.00	0.00	0.00	35,669.18	0.00
X-G	03/01/23 - 03/30/23	30	0.00	15,852.97	0.00	15,852.97	0.00	0.00	0.00	15,852.97	0.00
A-S	03/01/23 - 03/30/23	30	0.00	326,477.86	0.00	326,477.86	0.00	0.00	0.00	326,477.86	0.00
B	03/01/23 - 03/30/23	30	0.00	164,180.32	0.00	164,180.32	0.00	0.00	0.00	164,180.32	0.00
C	03/01/23 - 03/30/23	30	0.00	166,903.22	0.00	166,903.22	0.00	0.00	0.00	166,903.22	0.00
D	03/01/23 - 03/30/23	30	0.00	61,314.93	0.00	61,314.93	0.00	0.00	0.00	61,314.93	0.00
E	03/01/23 - 03/30/23	30	0.00	47,379.72	0.00	47,379.72	0.00	0.00	0.00	47,379.72	0.00
F	03/01/23 - 03/30/23	30	0.00	50,166.76	0.00	50,166.76	0.00	0.00	0.00	50,166.76	0.00
G	03/01/23 - 03/30/23	30	0.00	22,296.34	0.00	22,296.34	0.00	0.00	0.00	22,296.34	0.00
H-RR	03/01/23 - 03/30/23	30	0.00	33,380.65	0.00	33,380.65	0.00	0.00	0.00	33,380.65	0.00
J-RR	03/01/23 - 03/30/23	30	9,689.58	100,141.94	0.00	100,141.94	7,632.16	0.00	0.00	92,509.78	17,363.19
Totals			9,689.58	3,762,784.90	0.00	3,762,784.90	7,632.16	0.00	0.00	3,755,152.74	17,363.19

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,128,022.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,778,954.61	Master Servicing Fee	7,708.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,656.28
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	378.74
ARD Interest	0.00	Operating Advisor Fee	1,923.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,778,954.61	Total Fees	16,169.71

Principal		Expenses/Reimbursements
Scheduled Principal	372,870.12	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,632.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	372,870.12	Total Expenses/Reimbursements	7,632.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,755,152.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	372,870.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,128,022.86
Total Funds Collected	4,151,824.73	Total Funds Distributed	4,151,824.74

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	879,662,887.79	879,662,887.79	Beginning Certificate Balance	879,662,887.50
(-) Scheduled Principal Collections	372,870.12	372,870.12	(-) Principal Distributions	372,870.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	879,290,017.67	879,290,017.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	879,684,727.58	879,684,727.58	Ending Certificate Balance	879,290,017.38
Ending Actual Collateral Balance	879,297,940.53	879,297,940.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,055,000.00	4.44%	67	4.9351	NAP	Defeased	3	39,055,000.00	4.44%	67	4.9351	NAP
	9,999,999 or less	14	77,888,901.03	8.86%	67	5.2579	1.879664	1.39 or less	6	146,311,867.71	16.64%	67	5.2551	1.067833
10,000,000 to 19,999,999		15	204,634,837.55	23.27%	63	5.1082	1.864531	1.40 to 1.49	1	13,220,608.94	1.50%	66	5.3590	1.493000
20,000,000 to 24,999,999		4	87,725,000.00	9.98%	65	4.5771	3.045616	1.50 to 1.59	8	150,693,244.43	17.14%	67	5.2196	1.561286
25,000,000 to 49,999,999		11	360,811,279.09	41.03%	63	4.9797	1.793757	1.60 to 1.69	6	104,366,442.46	11.87%	66	5.1093	1.641730
	50,000,000 or greater	2	109,175,000.00	12.42%	68	4.9522	2.114753	1.70 to 1.79	4	59,793,813.62	6.80%	66	4.8545	1.741312
	Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454	1.80 to 1.99	7	111,800,277.33	12.71%	66	4.8727	1.893996
								2.00 to 2.99	8	119,847,280.90	13.63%	53	4.8845	2.357620
								3.00 or greater	6	134,201,482.28	15.26%	66	4.5738	3.667624
								Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	39,055,000.00	4.44%	67	4.9351	NAP
							Defeased	26	39,055,000.00	4.44%	67	4.9351	NAP
Arizona	3	80,024,332.55	9.10%	66	5.0720	1.531468
							Industrial	10	37,240,156.45	4.24%	67	5.2516	1.585021
California	8	173,650,777.71	19.75%	67	4.8455	2.758346
							Lodging	8	167,217,483.15	19.02%	67	5.2674	2.113262
Colorado	1	20,000,000.00	2.27%	67	4.3500	2.834300
							Mixed Use	3	73,324,442.81	8.34%	67	5.3380	1.415175
Delaware	4	94,840,000.00	10.79%	66	4.6927	2.067016
							Multi-Family	3	13,591,666.18	1.55%	68	5.4930	1.577800
Florida	1	5,400,000.00	0.61%	67	5.2900	2.135600
							Office	19	315,779,277.92	35.91%	63	4.8335	2.177410
Georgia	3	38,934,964.42	4.43%	39	5.0822	2.217686
							Retail	14	216,356,674.87	24.61%	63	4.7869	1.835142
Illinois	3	22,349,491.48	2.54%	67	5.3324	1.551364
							Self Storage	4	16,725,316.29	1.90%	67	5.3406	2.181755
Kentucky	1	3,310,243.75	0.38%	68	4.8530	0.934400
							Totals	87	879,290,017.67	100.00%	64	4.9887	1.991454
Louisiana	1	3,043,813.62	0.35%	67	5.5650	1.757600

Michigan	4	53,591,666.18	6.09%	68	5.1922	2.057352

Missouri	2	15,449,759.15	1.76%	68	5.0954	1.332345

Montana	1	1,949,542.65	0.22%	68	4.8530	0.934400

Nevada	4	66,466,381.45	7.56%	66	5.0976	1.594309

New Mexico	1	4,308,386.08	0.49%	67	5.3300	1.676700

New York	1	14,574,245.77	1.66%	64	5.4400	1.249100

North Carolina	1	7,976,767.72	0.91%	68	5.4000	1.630300

Oklahoma	1	5,239,507.74	0.60%	67	5.4100	1.615300

Pennsylvania	3	33,009,477.59	3.75%	65	4.7696	1.861598

Tennessee	2	14,535,947.65	1.65%	66	5.0739	1.981803

Texas	12	117,827,450.33	13.40%	67	5.2315	1.447128

Virginia	3	39,052,261.85	4.44%	48	4.7414	1.749336

West Virginia	1	24,700,000.00	2.81%	66	5.0240	1.978100

Totals	87	879,290,017.67	100.00%	64	4.9887	1.991454

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,055,000.00	4.44%	67	4.9351	NAP	Defeased	3	39,055,000.00	4.44%	67	4.9351	NAP
	3.9999% or less	1	22,000,000.00	2.50%	60	3.8940	5.787600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	5	110,049,112.85	12.52%	59	4.2556	2.536225	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	10	200,551,043.75	22.81%	66	4.8246	1.643768	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	24	410,701,375.77	46.71%	64	5.1849	1.925171	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	6	96,933,485.30	11.02%	68	5.5992	1.510822	49 months or greater	46	840,235,017.67	95.56%	64	4.9912	1.991366
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454
	Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,055,000.00	4.44%	67	4.9351	NAP	Defeased	3	39,055,000.00	4.44%	67	4.9351	NAP
	60 months or less	3	62,209,112.85	7.07%	36	4.4876	3.444842	Interest Only	17	415,190,000.00	47.22%	64	4.8299	2.205249
	61 months or greater	43	778,025,904.82	88.48%	67	5.0315	1.875150	300 months or less	2	13,874,451.98	1.58%	18	4.7100	1.691828
	Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454	301 months or greater	27	411,170,565.69	46.76%	66	5.1636	1.785500
								Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	64,840,000.00	7.37%	65	4.7599	2.051141			No outstanding loans in this group
	Totals	49	879,290,017.67	100.00%	64	4.9887	1.991454

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	320961001	LO	Santa Cruz	CA	Actual/360	5.050%	239,173.61	0.00	0.00	N/A	12/01/28	--	55,000,000.00	55,000,000.00	04/01/23
2	883100887	RT	Newark	DE	Actual/360	4.277%	147,336.11	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	04/01/23
2A	883100901				Actual/360	4.277%	54,661.70	0.00	0.00	N/A	08/01/28	--	14,840,000.00	14,840,000.00	04/01/23
3	320961003	Various Various		Various	Actual/360	4.853%	226,395.82	0.00	0.00	N/A	12/01/28	--	54,175,000.00	54,175,000.00	04/01/23
4	320961004	OF	Various	AZ	Actual/360	4.755%	102,364.58	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	04/06/23
4A	320961104				Actual/360	4.755%	102,364.58	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	04/06/23
5	695101055	RT	Various	TX	Actual/360	5.010%	198,303.05	66,651.40	0.00	N/A	10/06/28	--	45,965,551.58	45,898,900.18	04/06/23
6	695101070	OF	Troy	MI	Actual/360	5.090%	175,322.22	0.00	0.00	N/A	12/06/28	--	40,000,000.00	40,000,000.00	04/06/23
7	695101069	MU	West Covina	CA	Actual/360	5.436%	167,953.83	35,006.99	0.00	N/A	12/06/28	--	35,879,904.35	35,844,897.36	04/06/23
8	320961008	LO	Fort Worth	TX	Actual/360	5.578%	169,075.38	0.00	0.00	N/A	12/01/28	--	35,200,000.00	35,200,000.00	04/01/23
9	695101061	LO	Phoenix	AZ	Actual/360	5.600%	144,943.24	33,021.24	0.00	N/A	11/06/28	--	30,057,353.79	30,024,332.55	04/06/23
10	883100920	OF	Marietta	GA	Actual/360	5.001%	129,192.50	0.00	0.00	11/05/25	11/05/28	--	30,000,000.00	30,000,000.00	04/05/23
11	883100907	LO	Virginia Beach	VA	Actual/360	4.912%	122,170.21	37,275.82	0.00	N/A	09/06/28	--	28,880,424.82	28,843,149.00	04/06/23
12	656120889	OF	Sunnyvale	CA	Actual/360	4.131%	88,930.95	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	04/06/23
13	320961013	Various Newark		DE	Actual/360	5.578%	72,049.17	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	04/06/23
13A	320961113				Actual/360	5.578%	48,032.78	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	04/06/23
14	320961014	OF	Canonsburg	PA	Actual/360	4.700%	40,472.22	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	04/06/23
14A	320961114				Actual/360	4.700%	40,472.22	0.00	0.00	N/A	08/06/28	--	10,000,000.00	10,000,000.00	04/06/23
14B	320961145				Actual/360	4.700%	20,236.11	0.00	0.00	N/A	08/06/28	--	5,000,000.00	5,000,000.00	04/06/23
15	883100918	RT	Charleston	WV	Actual/360	5.024%	106,857.69	0.00	0.00	N/A	10/06/28	--	24,700,000.00	24,700,000.00	04/06/23
16	320961016	OF	Sunnyvale	CA	Actual/360	3.894%	73,769.04	0.00	0.00	N/A	04/06/28	--	22,000,000.00	22,000,000.00	04/06/23
17	695101052	MU	Zephyr Cove	NV	Actual/360	4.983%	90,216.52	0.00	0.00	N/A	10/06/28	--	21,025,000.00	21,025,000.00	04/06/23
18	695101059	Various Various		Various	Actual/360	5.410%	89,618.40	25,623.41	0.00	N/A	11/06/28	--	19,237,149.15	19,211,525.74	04/06/23
19	320961019	RT	Vail	CO	Actual/360	4.350%	74,916.67	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	04/06/23
20	695101053	RT	Las Vegas	NV	Actual/360	5.008%	77,559.31	0.00	0.00	N/A	10/06/28	--	17,985,000.00	17,985,000.00	04/06/23
21	695101062	MF	Chicago	IL	Actual/360	4.990%	76,292.25	0.00	0.00	N/A	11/06/28	06/06/28	17,755,000.00	17,755,000.00	04/06/23
22	883100925	OF	Las Vegas	NV	Actual/360	5.137%	68,047.57	17,416.54	0.00	N/A	11/06/28	--	15,383,099.53	15,365,682.99	04/06/23
23	883100929	OF	Wilmington	DE	Actual/360	4.735%	61,160.42	0.00	0.00	N/A	11/06/28	--	15,000,000.00	15,000,000.00	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	320961024	OF	Rochester	NY	Actual/360	5.440%	68,345.77	15,694.73	0.00	N/A	08/01/28	--	14,589,940.50	14,574,245.77	04/01/23
25	407004834	MF	Various	MI	Actual/360	5.493%	64,361.65	15,209.17	0.00	N/A	12/06/28	--	13,606,875.35	13,591,666.18	04/06/23
26	883100932	IN	Various	Various	Actual/360	5.250%	61,312.86	15,995.66	0.00	N/A	12/06/28	--	13,562,292.28	13,546,296.62	04/06/23
27	883100919	RT	Peoria	IL	Actual/360	5.359%	61,080.27	15,429.32	0.00	N/A	10/06/28	--	13,236,038.26	13,220,608.94	04/06/23
28	883100912	OF	Tigard	OR	Actual/360	4.494%	51,855.77	0.00	0.00	N/A	10/06/28	07/06/28	13,400,000.00	13,400,000.00	04/06/23
29	695101054	OF	Las Vegas	NV	Actual/360	5.380%	56,071.72	12,562.95	0.00	N/A	10/06/28	--	12,103,261.41	12,090,698.46	04/06/23
30	883100856	RT	Fairfax	VA	Actual/360	4.258%	37,485.61	14,389.36	0.00	N/A	05/10/23	--	10,223,502.21	10,209,112.85	04/10/23
31	883100931	RT	Various	Various	Actual/360	5.330%	42,799.16	0.00	0.00	N/A	11/06/28	--	9,325,000.00	9,325,000.00	04/06/23
32	320961032	RT	Murfreesboro	TN	Actual/360	5.210%	36,067.26	11,209.42	0.00	N/A	10/01/28	--	8,039,262.32	8,028,052.90	04/01/23
33	695101072	LO	Flat Rock	NC	Actual/360	5.400%	37,141.21	10,588.91	0.00	N/A	12/06/28	--	7,987,356.63	7,976,767.72	04/06/23
34	695101063	MF	Monroe	LA	Actual/360	5.560%	37,823.44	0.00	0.00	N/A	11/06/28	--	7,900,000.00	7,900,000.00	04/06/23
35	320961035	LO	South Pittsburg	TN	Actual/360	4.906%	27,534.06	9,642.34	0.00	N/A	10/06/28	--	6,517,537.09	6,507,894.75	04/06/23
36	407004833	RT	Upland	CA	Actual/360	5.271%	30,637.69	0.00	0.00	N/A	11/06/28	--	6,750,000.00	6,750,000.00	04/06/23
37	695101065	SS	Stockbridge	GA	Actual/360	5.360%	30,372.96	7,082.48	0.00	N/A	11/06/28	--	6,580,564.62	6,573,482.14	04/06/23
38	883100921	IN	Audubon	PA	Actual/360	5.047%	24,054.04	7,923.05	0.00	N/A	11/06/28	--	5,534,718.24	5,526,795.19	03/06/23
39	883100928	RT	Jacksonville	FL	Actual/360	5.290%	24,598.50	0.00	0.00	N/A	11/06/28	--	5,400,000.00	5,400,000.00	04/06/23
40	320961040	SS	Bakersfield	CA	Actual/360	5.170%	21,158.94	6,204.02	0.00	N/A	10/01/28	--	4,752,742.27	4,746,538.25	04/01/23
41	695101058	LO	Vidor	TX	Actual/360	5.969%	18,874.80	6,821.51	0.00	N/A	11/06/28	--	3,672,160.64	3,665,339.13	04/06/23
42	883100926	SS	Bossier City	LA	Actual/360	5.565%	14,601.19	3,126.90	0.00	N/A	11/06/28	--	3,046,940.52	3,043,813.62	04/06/23
43	695101066	OF	Venice	CA	Actual/360	5.450%	14,016.55	2,923.13	0.00	N/A	11/06/28	--	2,986,658.18	2,983,735.05	04/06/23
44	695101060	SS	Newnan	GA	Actual/360	5.340%	10,873.01	3,071.77	0.00	N/A	11/06/28	--	2,364,554.05	2,361,482.28	04/06/23
Totals							3,778,954.61	372,870.12	0.00				879,662,887.79	879,290,017.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,027,878.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	44,058,100.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,316,310.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,005,600.00	11,040,775.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,027,574.74	7,725,368.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	4,184,865.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,568,900.00	0.00	--	--	12/12/22	0.00	0.00	0.00	0.00	0.00	0.00
8	3,477,105.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,268,406.36	3,025,033.48	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,201,845.00	3,842,386.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,308,726.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	36,957,195.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,792,654.00	4,752,408.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,178,520.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,699,315.54	0.00	--	--	--	0.00	0.00	0.00	0.00	3,673.92	0.00
16	38,605,325.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,791,140.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,410,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	8,926,505.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,795,084.67	1,195,311.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,675,815.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,527,427.58	3,094,744.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	4,146,371.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,572,061.46	397,119.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,550,045.76	1,227,602.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,438,848.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,270,158.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	19,702,382.74	15,869,013.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	903,071.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	817,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,049,864.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,361,873.00	1,416,649.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	654,752.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	863,108.04	0.00	--	--	--	0.00	0.00	0.00	0.00	984.23	0.00
38	787,898.50	0.00	--	--	--	0.00	0.00	31,965.17	31,965.17	0.00	0.00
39	647,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	7,112.37	0.00
40	797,036.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	312,411.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	378,710.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	434,833.84	354,555.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	523,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	262,831,997.91	58,125,831.71				0.00	0.00	31,965.17	31,965.17	11,770.52	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.988701%	4.954260%	64
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.988801%	4.954352%	65
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.988942%	4.957390%	66
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989040%	4.957484%	67
12/16/22	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989138%	4.957578%	68
11/18/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989229%	4.957673%	69
10/17/22	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989308%	4.957756%	70
09/16/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989396%	4.957849%	71
08/17/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989474%	4.957930%	72
07/15/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989550%	4.958011%	73
06/17/22	0	0.00	0	0.00	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989638%	4.968296%	74
05/17/22	1	36,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989714%	4.968372%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
38	883100921	03/06/23	0	B	31,965.17	31,965.17	0.00	5,534,718.24
Totals					31,965.17	31,965.17	0.00	5,534,718.24

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		10,209,113	10,209,113	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		22,000,000	22,000,000	0		0
> 60 Months		847,080,905	847,080,905	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	879,290,018	879,290,018	0	0	0	0
Mar-23	879,662,888	879,662,888	0	0	0	0
Feb-23	880,167,596	880,167,596	0	0	0	0
Jan-23	880,536,502	880,536,502	0	0	0	0
Dec-22	880,903,743	844,903,743	36,000,000	0	0	0
Nov-22	881,274,299	845,274,299	0	0	36,000,000	0
Oct-22	881,601,083	845,601,083	0	36,000,000	0	0
Sep-22	881,965,303	845,965,303	0	0	36,000,000	0
Aug-22	882,288,979	846,288,979	0	0	36,000,000	0
Jul-22	882,611,199	846,611,199	0	0	36,000,000	0
Jun-22	882,971,022	846,971,022	0	0	36,000,000	0
May-22	883,290,174	847,290,174	36,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	695101069	35,844,897.36	35,844,897.36	52,800,000.00	09/07/22	2,568,900.00	1.05470	12/31/22	12/06/28	307
30	883100856	10,209,112.85	10,209,112.85	545,600,000.00	02/03/18	14,736,633.16	2.00060	09/30/22	05/10/23	300
Totals		46,054,010.21	46,054,010.21	598,400,000.00		17,305,533.16

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	695101069	MU	CA	07/08/22	9

The Loan was transferred to the Special Servicer on 7/8/22 for Delinquent Payments due to being 60+ days delinquent. The Loan is secured by a 220,000 SF grocery-anchored retail center located in West Covina, CA. The Property is anchored by Stater Bros. and features a variety of national, regional, and local in-line retailers. It was built in 1982, situated on approximately 17.4 acres of land and currently 80.5% occupied by 33 tenants at an average contract rent of $18.63 per square foot. Legal counsel was retained, CMA was activated and, after several months of reinstatement discussions with the Borrower, the funds necessary to bring the Loan current were received from the Borrower in December of 2022. The reinstatement agreement was sign ed off by both the Borrower and Lender on 2/15/23. March debt service payment was received and applied. YE'22 NOI/Occ : $2.57MM/80.2%.

30	883100856	RT	VA	03/01/23	13

The Loan transferred to Special on 2/28/23 due to the foreseeable future default associated with the Loans 5/10/23 maturity. The Loan has a UPB of $242.2MM and is a 1st mortgage secured by the fee interest in 779,949 SF of retail space at

Fair Oak s Mall, a Class A, two-story, 1.5MM SF mall located in Fairfax, VA. The Loan originated 4/27/18 as a $260.0MM 1st mgt. loan and consists of six A-notes, spread over five CMBS pools. The A-Notes had an initial UPB of $175.0MM and two B-notes had an initial UPB of $85.0MM. Pre-Negotiation agreement executed but Borrower has not yet put in writing a specific relief request.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	320961008	35,200,000.00	5.57800%	35,200,000.00 5.57800%		10	07/14/20	08/06/20	08/11/20
9	695101061	31,000,000.00	5.60000%	31,000,000.00 5.60000%		10	05/26/20	06/06/20	06/11/20
33	695101072	0.00	5.40000%	0.00	5.40000%	10	09/03/20	07/01/20	11/12/20
Totals		66,200,000.00		66,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	7,703.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	(71.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,632.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,632.17

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Supplemental Notes
None

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